Reconciliation of expected losses from loans and advances to customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 5,159,963	R$ 4,556,820	R$ 4,657,940
- Financing	1,560,991	1,522,532	1,434,546
- Borrowings	2,912,145	2,488,160	2,748,583
- Revolving	686,827	546,128	474,811
Individuals	8,596,907	8,406,156	6,263,052
- Financing	691,697	937,824	763,932
- Borrowings	3,332,473	3,369,295	2,077,714
- Revolving	4,572,737	4,099,037	3,421,406
Total	13,756,870	12,962,976	10,920,992
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(101,453)	(157,782)
- Financing	(20,144)	(21,869)
- Borrowings	(65,042)	(103,659)
- Revolving	(16,267)	(32,254)
Individuals	(525,542)	(337,964)
- Financing	(113,600)	(82,314)
- Borrowings	(193,374)	(80,969)
- Revolving	(218,568)	(174,681)
Total	(626,995)	(495,746)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(110,121)	(54,858)
- Financing	(12,901)	(5,663)
- Borrowings	(80,686)	(39,773)
- Revolving	(16,534)	(9,422)
Individuals	(453,601)	(229,070)
- Financing	(42,639)	(14,406)
- Borrowings	(194,765)	(79,133)
- Revolving	(216,197)	(135,531)
Total	(563,722)	(283,928)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	237,462	192,483
- Financing	90,454	90,143
- Borrowings	118,906	88,400
- Revolving	28,102	13,940
Individuals	667,325	1,413,258
- Financing	289,773	585,259
- Borrowings	177,915	646,839
- Revolving	199,637	181,160
Total	904,787	1,605,741
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	315,659	124,467
- Financing	250,104	16,105
- Borrowings	51,870	87,702
- Revolving	13,685	20,660
Individuals	397,722	531,607
- Financing	50,226	37,863
- Borrowings	241,304	274,566
- Revolving	106,192	219,178
Total	713,381	656,074
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	(625,656)	(1,142,215)
- Financing	(89,461)	(133,108)
- Borrowings	(536,195)	(1,009,107)
- Revolving
Individuals	(1,069,906)	(338,961)
- Financing	(415,422)	(252,016)
- Borrowings	(654,484)	(86,945)
- Revolving
Total	(1,695,562)	(1,481,176)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	2,814,415	2,738,532
- Financing	503,553	615,002
- Borrowings	2,085,751	1,952,341
- Revolving	225,111	171,189
Individuals	3,737,994	4,231,021
- Financing	388,709	625,515
- Borrowings	2,126,199	2,546,460
- Revolving	1,223,086	1,059,046
Total	6,552,409	6,969,553
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,927,163)	(1,801,747)
- Financing	(683,146)	(472,624)
- Borrowings	(1,150,619)	(1,236,327)
- Revolving	(93,398)	(92,796)
Individuals	(2,563,241)	(3,126,787)
- Financing	(403,174)	(726,009)
- Borrowings	(1,539,617)	(1,929,237)
- Revolving	(620,450)	(471,541)
Total	(4,490,404)	(4,928,534)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(143,437)	(97,676)
- Financing	(40,245)	(40,825)
- Borrowings	(84,866)	(46,682)
- Revolving	(18,326)	(10,169)
Individuals	(688,908)	(698,784)
- Financing	(151,910)	(374,649)
- Borrowings	(337,058)	(213,992)
- Revolving	(199,940)	(110,143)
Total	(832,345)	(796,460)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	464,742	299,254
- Financing	149,822	11,304
- Borrowings	297,079	262,790
- Revolving	17,841	25,160
Individuals	767,188	606,956
- Financing	42,244	118,412
- Borrowings	568,679	307,151
- Revolving	156,265	181,393
Total	1,231,930	906,210
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	77,264	(132,762)
- Financing	20,059	(118,985)
- Borrowings	57,205	(13,777)
- Revolving
Individuals	(212,575)	(1,945,420)
- Financing	(433,930)	(1,505,518)
- Borrowings	221,355	(439,902)
- Revolving
Total	(135,311)	(2,078,182)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	1,692,435	864,510
- Financing	111,823	111,867
- Borrowings	1,472,024	672,728
- Revolving	108,588	79,915
Individuals	3,543,740	2,594,789
- Financing	308,662	455,748
- Borrowings	2,641,737	1,703,515
- Revolving	593,341	435,526
Total	5,236,175	3,459,299
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(938,254)	(974,576)
- Financing	(150,778)	(87,265)
- Borrowings	(757,210)	(854,447)
- Revolving	(30,266)	(32,864)
Individuals	(2,054,246)	(1,305,524)
- Financing	(15,799)	56,413
- Borrowings	(1,775,396)	(1,360,459)
- Revolving	(263,051)	(1,478)
Total	(2,992,500)	(2,280,100)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	2,486,457	1,469,716	1,545,667
- Financing	327,687	307,316	499,494
- Borrowings	1,903,891	973,523	937,652
- Revolving	254,879	188,877	108,521
Individuals	6,185,062	4,971,646	6,794,923
- Financing	925,342	1,352,248	3,104,787
- Borrowings	3,704,642	2,369,866	2,939,423
- Revolving	1,555,078	1,249,532	750,713
Total	8,671,519	6,441,362	8,340,590
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(237,462)	(192,483)
- Financing	(90,454)	(90,143)
- Borrowings	(118,906)	(88,400)
- Revolving	(28,102)	(13,940)
Individuals	(667,325)	(1,413,258)
- Financing	(289,773)	(585,259)
- Borrowings	(177,915)	(646,839)
- Revolving	(199,637)	(181,160)
Total	(904,787)	(1,605,741)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	101,453	157,782
- Financing	20,144	21,869
- Borrowings	65,042	103,659
- Revolving	16,267	32,254
Individuals	525,542	337,964
- Financing	113,600	82,314
- Borrowings	193,374	80,969
- Revolving	218,568	174,681
Total	626,995	495,746
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(464,742)	(299,254)
- Financing	(149,822)	(11,304)
- Borrowings	(297,079)	(262,790)
- Revolving	(17,841)	(25,160)
Individuals	(767,188)	(606,956)
- Financing	(42,244)	(118,412)
- Borrowings	(568,679)	(307,151)
- Revolving	(156,265)	(181,393)
Total	(1,231,930)	(906,210)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	143,437	97,676
- Financing	40,245	40,825
- Borrowings	84,866	46,682
- Revolving	18,326	10,169
Individuals	688,908	698,784
- Financing	151,910	374,649
- Borrowings	337,058	213,992
- Revolving	199,940	110,143
Total	832,345	796,460
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	1,317,812	787,993
- Financing	(517,968)	296,523
- Borrowings	1,835,780	491,470
- Revolving
Individuals	3,083,696	2,051,282
- Financing	297,034	542,473
- Borrowings	2,786,662	1,508,809
- Revolving
Total	4,401,508	2,839,275
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	10,148,808	4,968,963
- Financing	247,238	500,950
- Borrowings	9,610,383	4,340,731
- Revolving	291,187	127,282
Individuals	8,161,475	6,487,763
- Financing	374,456	212,563
- Borrowings	6,020,157	5,493,605
- Revolving	1,766,862	781,595
Total	18,310,283	11,456,726
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	942,680	(1,924,989)
- Financing	266,920	(950,600)
- Borrowings	178,207	(1,357,113)
- Revolving	497,553	382,724
Individuals	6,107,289	3,316,731
- Financing	115,514	(183,567)
- Borrowings	1,804,284	563,708
- Revolving	4,187,491	2,936,590
Total	7,049,969	1,391,742
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(6,250,418)	(4,810,923)
- Financing	(608,365)	(616,833)
- Borrowings	(5,335,003)	(3,699,282)
- Revolving	(307,050)	(494,808)
Individuals	(12,503,756)	(10,112,989)
- Financing	(781,172)	(414,940)
- Borrowings	(8,094,131)	(6,029,025)
- Revolving	(3,628,453)	(3,669,024)
Total	(18,754,174)	(14,923,912)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(315,659)	(124,467)
- Financing	(250,104)	(16,105)
- Borrowings	(51,870)	(87,702)
- Revolving	(13,685)	(20,660)
Individuals	(397,722)	(531,607)
- Financing	(50,226)	(37,863)
- Borrowings	(241,304)	(274,566)
- Revolving	(106,192)	(219,178)
Total	(713,381)	(656,074)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	110,121	54,858
- Financing	12,901	5,663
- Borrowings	80,686	39,773
- Revolving	16,534	9,422
Individuals	453,601	229,070
- Financing	42,639	14,406
- Borrowings	194,765	79,133
- Revolving	216,197	135,531
Total	563,722	283,928
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	18,698,277	13,066,238	14,316,381
- Financing	2,345,361	3,304,316	4,055,197
- Borrowings	15,386,054	9,280,084	9,768,315
- Revolving	966,862	481,838	492,869
Individuals	18,538,069	13,711,766	12,179,688
- Financing	1,123,181	1,015,270	625,961
- Borrowings	11,130,490	8,891,678	7,643,173
- Revolving	6,284,398	3,804,818	3,910,554
Total	37,236,346	26,778,004	26,496,069
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	26,344,697	19,092,774
- Financing	4,234,039	5,134,164
- Borrowings	20,202,090	12,741,767
- Revolving	1,908,568	1,216,843
Individuals	33,320,038	27,089,568
- Financing	2,740,220	3,305,342
- Borrowings	18,167,605	14,630,839
- Revolving	12,412,213	9,153,387
Total	59,664,735	46,182,342
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies	769,420
- Financing	(587,370)
- Borrowings	1,356,790
- Revolving
Individuals	1,801,215
- Financing	(552,318)
- Borrowings	2,353,533
- Revolving
Total	2,570,635
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	14,655,658
- Financing	862,614
- Borrowings	13,168,158
- Revolving	624,886
Individuals	15,443,209
- Financing	1,071,827
- Borrowings	10,788,093
- Revolving	3,583,289
Total	30,098,867
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,922,737)
- Financing	(567,004)
- Borrowings	(1,729,622)
- Revolving	373,889
Individuals	1,489,802
- Financing	(303,459)
- Borrowings	(1,510,729)
- Revolving	3,303,990
Total	(432,935)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(6,250,418)
- Financing	(608,365)
- Borrowings	(5,335,003)
- Revolving	(307,050)
Individuals	(12,503,756)
- Financing	(781,172)
- Borrowings	(8,094,131)
- Revolving	(3,628,453)
Total	R$ (18,754,174)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies		(486,984)
- Financing		44,430
- Borrowings		(531,414)
- Revolving
Individuals		(233,099)
- Financing		(1,215,061)
- Borrowings		981,962
- Revolving
Total		(720,083)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		8,572,005
- Financing		1,227,819
- Borrowings		6,965,800
- Revolving		378,386
Individuals		13,313,573
- Financing		1,293,826
- Borrowings		9,743,580
- Revolving		2,276,167
Total		21,885,578
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies		(4,701,312)
- Financing		(1,510,489)
- Borrowings		(3,447,887)
- Revolving		257,064
Individuals		(1,115,580)
- Financing		(853,163)
- Borrowings		(2,725,988)
- Revolving		2,463,571
Total		(5,816,892)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(4,810,923)
- Financing		(616,833)
- Borrowings		(3,699,282)
- Revolving		(494,808)
Individuals		(10,112,989)
- Financing		(414,940)
- Borrowings		(6,029,025)
- Revolving		(3,669,024)
Total		(14,923,912)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies		19,092,774	20,519,988
- Financing		5,134,164	5,989,237
- Borrowings		12,741,767	13,454,550
- Revolving		1,216,843	1,076,201
Individuals		27,089,568	25,237,663
- Financing		3,305,342	4,494,680
- Borrowings		14,630,839	12,660,310
- Revolving		9,153,387	8,082,673
Total		R$ 46,182,342	R$ 45,757,651